INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 8. INVENTORIES

Inventories consisted of the following at December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Raw materials	$445,721	$577,799
Work in process	1,775	37,351
Finished goods	—	133
Total	$447,496	$615,283